Financial Instruments	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
FINANCIAL INSTRUMENTS
RECURRING FAIR VALUE MEASUREMENTS
Our assets and liabilities measured at fair value on a recurring basis consists of derivative instruments and investment securities.

	2017				2016
	Level 1	Level 2	Level 3	Net Balance	Level 1	Level 2	Level 3	Net Balance
Assets
Derivatives	$—	$150	$—	$150	$—	$318	$—	$318
Investment securities	81	8	304	393	—	—	—	—
Total assets	81	158	304	543	—	318	—	318

Liabilities
Derivatives	—	(95)	—	(95)	—	(375)	—	(375)
Total liabilities	$—	$(95)	$—	$(95)	$—	$(375)	$—	$(375)

There were no transfers between Level 1, 2 and 3 during 2017.
The following table provides a reconciliation of recurring Level 3 fair value measurements for investment securities:

Balance at December 31, 2016	$—
Additions as a result of business combination	179
Purchases	186
Proceeds at maturity	(62)
Unrealized gains recognized in accumulated other comprehensive income (loss)	1
Balance at December 31, 2017	$304

The most significant unobservable input used in the valuation of our Level 3 instruments is the discount rate. Discount rates are determined based on inputs that market participants would use when pricing investments, including credit and liquidity risk. An increase in the discount rate would result in a decrease in the fair value of our investment securities. There are no unrealized gains or losses recognized in the consolidated and combined statement of income (loss) on account of any Level 3 instrument still held at the reporting date. We hold $127 million of these investment securities on behalf of GE.

	2017				2016
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Investment securities
Non-U.S. debt securities	$310	$2	$—	$312	$—	$—	$—	$—
Equity securities	81	—	—	81	1	—	—	1
Total	$391	$2	$—	$393	$1	$—	$—	$1

All of our investment securities are classified as available for sale instruments. Non-U.S. debt securities mature in three years.
FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS
Our financial instruments include cash and equivalents, current receivables, investments, accounts payable, short and long-term debt, and derivative financial instruments. Except for long-term debt, the estimated fair value of these financial instruments at December 31, 2017 and December 31, 2016 approximates their carrying value as reflected in our consolidated and combined financial statements. For further information on the fair value of our debt, see "Note 10. Borrowings."
DERIVATIVES AND HEDGING
We use derivatives to manage our risks and do not use derivatives for speculation.
The table below summarizes the fair value of all derivatives, including hedging instruments and embedded derivatives.

	2017		2016
	Assets	(Liabilities)	Assets	(Liabilities)
Derivatives accounted for as hedges
Currency exchange contracts	$6	$—	$2	$(9)

Derivatives not accounted for as hedges
Currency exchange contracts	144	(95)	316	(366)
Total derivatives	$150	$(95)	$318	$(375)

Derivatives are classified in the captions "All other current assets," "All other assets," "All other current liabilities," and "All other liabilities" depending on their respective maturity date.
RISK MANAGEMENT STRATEGY
We buy, manufacture and sell components and products as well as provide services across global markets. These activities expose us to changes in foreign currency exchange rates and commodity prices, which can adversely affect revenue earned and costs of operating our business. When the currency in which we sell equipment differs from the primary currency (known as its functional currency) and the exchange rate fluctuates, it will affect the revenue we earn on the sale. These sales and purchase transactions also create receivables and payables denominated in foreign currencies, along with other monetary assets and liabilities, which expose us to foreign currency gains and losses based on changes in exchange rates. Changes in the price of a raw material that we use in manufacturing can affect the cost of manufacturing. We use derivatives to mitigate or eliminate these exposures.
FORMS OF HEDGING
Cash flow hedges
We use cash flow hedging primarily to reduce or eliminate the effects of foreign exchange rate changes on purchase and sale contracts. Accordingly, the vast majority of our derivative activity in this category consists of currency exchange contracts. We also use commodity derivatives to reduce or eliminate price risk on raw materials purchased for use in manufacturing.
Under hedge accounting, the derivative carrying amount is measured at fair value each period and any resulting gain or loss is recorded in a separate component of equity. Differences between the derivative and the hedged item may cause changes in their fair values to not offset completely, which is referred to as ineffectiveness. When the hedged transaction occurs, these amounts are released from equity, in order that the transaction will be reflected in earnings at the rate locked in by the derivative. The effect of the hedge is reported in the same financial statement line item as the earnings effects of the hedged transaction.
The following table explains the effect of changes in market rates on the fair value of derivatives we use most commonly in cash flow hedging arrangements.

Currency forwards/swaps	U.S. dollar strengthens	U.S. dollar weakens
Pay U.S. dollars/receive foreign currency	Fair value decreases	Fair value increases
Economic Hedges
These derivatives are not designated as hedges from an accounting standpoint (and therefore we do not apply hedge accounting to the relationship) but otherwise serve the same economic purpose as other hedging arrangements. Some economic hedges are used when changes in the carrying amount of the hedged item are already recorded in earnings in the same period as the derivative, making hedge accounting unnecessary. For some other types of economic hedges, changes in the fair value of the derivative are recorded in earnings currently but changes in the value of the forecasted foreign currency cash flows are only recognized in earnings when they occur. As a result, even though the derivative is an effective economic hedge, there is a net effect on earnings in each period due to differences in the timing of earnings recognition between the derivative and the hedged item.
These derivatives are marked to fair value through earnings each period. The effects are reported in "Selling, general and administrative expenses" in the consolidated and combined statement of income (loss). In general, the income (loss) effects of the hedged item are recorded in the same consolidated and combined financial statement line as the derivative. The income (loss) effect of economic hedges, after considering offsets related to income (loss) effects of hedged assets and liabilities, is substantially offset by changes in the fair value of forecasted transactions that have not yet affected income (loss).
The table below explains the effects of market rate changes on the fair value of derivatives we use most commonly as economic hedges.

Currency forwards/swaps	U.S. dollar strengthens	U.S. dollar weakens
Pay U.S. dollars/receive foreign currency	Fair value decreases	Fair value increases
Receive U.S. dollars/pay foreign currency	Fair value increases	Fair value decreases

Commodity derivatives	Price increases	Price decreases
Receive commodity/ pay fixed price	Fair value increases	Fair value decreases
NOTIONAL AMOUNT OF DERIVATIVES
The notional amount of a derivative is the number of units of the underlying (for example, the notional principal amount of the debt in an interest rate swap). A substantial majority of the outstanding notional amount of $10.2 billion and $7.1 billion at December 31, 2017 and December 31, 2016, respectively, is related to hedges of anticipated sales and purchases in foreign currency, commodity purchases, and contractual terms in contracts that are considered embedded derivatives and for intercompany borrowings in foreign currencies. We generally disclose derivative notional amounts on a gross basis to indicate the total counterparty risk. Where we have gross purchase and sale derivative contracts for a particular currency, we look to execute these contracts with the same counterparty to reduce our exposure. The corresponding net notional amounts were $3.3 billion at December 31, 2017 and $0.6 billion at December 31, 2016.
The table below provides additional information about how derivatives are reflected in our consolidated and combined financial statements.

Carrying amount related to derivatives	2017	2016
Derivative assets	$150	$318
Derivative liabilities	(95)	(375)
Net derivatives	$55	$(57)

EFFECTS OF DERIVATIVES ON EARNINGS
All derivatives are marked to fair value on our consolidated and combined statement of financial position, whether they are designated in a hedging relationship for accounting purposes or are used as economic hedges. As discussed in the previous sections, each type of hedge affects the financial statements differently. In some economic hedges, both the hedged item and the hedging derivative offset in earnings in the same period. In other economic hedges, the hedged item and the hedging derivative offset in earnings in different periods. In cash flow, the effective portion of the hedging derivative is offset in separate components of equity and ineffectiveness is recognized in earnings. The table below summarizes these offsets and the net effect on pre-tax earnings.

	2017		2016
	Cash flow hedges	Economic hedges	Cash flow hedges	Economic hedges
Effect on hedging instrument	$8	$121	$38	$(272)
Effect on underlying	(8)	(152)	(38)	102
Effect on earnings (1)	—	(31)	—	(170)

(1)
For cash flow hedges, the effect on earnings, if any, is primarily related to ineffectiveness. For economic hedges on forecasted transactions, the effect on earnings is substantially offset by future earnings on economically hedged items.

Changes in the fair value of cash flow hedges are recorded in a separate component of equity (referred to below as Accumulated Other Comprehensive Income, or AOCI) and are recorded in earnings in the period in which the hedged transaction occurs. The table below summarizes this activity by hedging instrument.

	Gain (loss) recognized in AOCI		Gain (loss) reclassified from AOCI to earnings
	2017	2016	2017	2016
Currency exchange contracts	$8	$(38)	$(7)	$(37)

We expect to transfer an insignificant amount to earnings as an expense in the next 12 months contemporaneously with the earnings effects of the related forecast transactions. At December 31, 2017 and 2016, the maximum term of derivative instruments that hedge forecast transactions was three-years and two-years, respectively. See "Note 14. Equity" for additional information about reclassification out of accumulated other comprehensive income.
For cash flow hedges, the amount of ineffectiveness in the hedging relationship and amount of the changes in fair value of the derivatives that are not included in the measurement of ineffectiveness were insignificant for each reporting period.
COUNTERPARTY CREDIT RISK
Fair values of our derivatives can change significantly from period to period based on, among other factors, market movements and changes in our positions. We manage counterparty credit risk (the risk that counterparties will default and not make payments to us according to the terms of our agreements) on an individual counterparty basis.